Statements of Cash Flows (Parenthetical) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplementary non-cash activity includes the following:
Acquisition of property, plant and equipment	SFr 300
Convertible Note Agreement with Lilly [Member]
Supplementary non-cash activity includes the following:
Settlement of convertible loan		SFr 48,300
Share issue related cost		SFr 500